PREPAYMENTS, OTHER RECEIVABLES AND DEPOSITS	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAYMENTS, OTHER RECEIVABLES AND DEPOSITS
8.	PREPAYMENTS, OTHER RECEIVABLES AND DEPOSITS

Prepayments and other receivables consist of the following:

	As of December 31, 2017	As of December 31, 2018	As of December 31, 2018
	RMB	RMB	US$

Receivables from third party payment service providers	757	9,730	1,415
Interest receivables	718	540	79
Deposit for share repurchase *	13,318	-	-
Deferred sponsorship and advertising expenses	1,993	1,019	148
Prepaid insurance	5,344	3,740	544
Deferred expense**	13,702	10,608	1,543
Receivables for disposal of long-term investments***	9,322	4,332	630
Deductible value-added input tax	12,611	12,585	1,830
Others	23,551	22,644	3,294
	81,316	65,198	9,483

* Deposit for share repurchase represents cash paid in advance by the Group under the share repurchase program commenced in 2015. The Group has withdrawn the repurchase and collected the deposit in Feb 2018.

** Deferred expense represents cash paid in advance to vendors, such as consultant expense, marketing promotion expense and platform fee, which would be amortized according to their respective service periods.

*** Receivables for disposal of long-term investment represent the receivables from the disposal of Caiyu and Qufan as of December 31, 2018.

Deposits are made for offices and other leases, and will be refunded upon the end of the leases, which are expected to be over
1
year.